Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2011
Incentive Plans [Abstract]
Summary Of Stock Option Program

	Options (a,b)	Weighted Average Exercise Price	Weighted Average Remaining Life (years)	Aggregate Intrinsic Value (thousands)
Outstanding at December 31, 2008	25,093,122	$39.68	3.66	$0
Forfeited	(558,470)	44.40
Expired	(2,317,595)	42.74
Outstanding at December 31, 2009	22,217,057	39.24	2.73	0
Forfeited	(43,068)	34.36
Expired	(3,928,736)	46.29
Outstanding at December 31, 2010	18,245,253	37.73	2.30	0
Exercised	(1,850)	32.54
Forfeited	(21,070)	35.21
Expired	(2,665,547)	35.45
Outstanding at December 31, 2011	15,556,786	$38.13	1.55	$0

(a)

The table does not include Continuity Award tandem stock options described below. No fair market value is assigned to these options under ASC 718. The tandem restricted shares accompanying these options are expensed over their vesting period.

(b)	The table includes options outstanding under an acquired company plan under which options may no longer be granted.

Assumptions Used To Determine Compensation Cost For Market Condition Component Of Performance Share Program

Twelve Months Ended December 31, 2011
Expected volatility	34.35% - 62.58%
Risk-free interest rate	0.12% - 0.99%

Summary Of Performance Restricted Share Activity

	Shares/ Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2008	6,254,256	$32.69
Granted	4,102,197	19.10
Shares issued	(3,576,109)	33.21
Forfeited	(714,294)	23.41
Outstanding at December 31, 2009	6,066,050	24.28
Granted	3,842,626	28.93
Shares issued	(2,807,388)	33.25
Forfeited	(288,694)	21.83
Outstanding at December 31, 2010	6,812,594	23.31
Granted	4,314,376	28.04
Shares issued (a)	(2,565,971)	32.43
Forfeited	(500,940)	25.07
Outstanding at December 31, 2011	8,060,059	$22.83

(a)	Includes 187,460 shares/units related to retirements or terminations that are held for payout until the end of the performance period.

Summary Of Activity Of Executive Continuity And Restricted Stock Award Program

	Shares	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2008	102,000	$35.11
Granted	5,000	11.80
Shares issued	(4,000)	28.74
Forfeited	(20,000)	35.49
Outstanding at December 31, 2009	83,000	33.93
Granted	177,000	25.63
Shares issued	(92,500)	30.69
Outstanding at December 31, 2010	167,500	26.95
Granted	21,500	27.01
Shares issued	(55,083)	24.84
Forfeited	(5,000)	26.78
Outstanding at December 31, 2011	128,917	$27.86

Stock-Based Compensation Expense And Related Income Tax Benefits

In millions	2011	2010	2009
Total stock-based compensation expense (included in selling and administrative expense)	$84	$73	$100
Income tax benefits related to stock-based compensation	$87	$75	$28